Deferred income tax assets and liabilities	12 Months Ended
Mar. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred income tax assets and liabilities	Deferred income tax assets and liabilities

(EUR thousand)	As of March 31
Net movement on the deferred tax account	2021	2020	2019
Opening balance as of April 1	(22,215)	(38,512)	(54,442)
Acquisition of subsidiary	(1,305)	—	—
Income statement credit	34,167	16,198	15,997
Tax (charge) / credit relating to components of other comprehensive income	108	307	(74)
Exchange differences	255	(208)	7
Closing balance as of March 31	11,010	(22,215)	(38,512)

(EUR thousand)	As of March 31
	2021		2020		2019
Deferred tax
Deferred tax relates to the following:	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Tax charged to income statement
Trade Receivables	212	—	489	(2)	843	(23)
Property, plant and equipment	619	(2,274)	507	(834)	578	(1,018)
Intangible assets	584	(3,163)	333	(1,516)	344	(1,085)
Current liabilities	3,419	(366)	3,798	(107)	2,825	(88)
Loans and borrowings	2,848	—	2,681	—	901	—
Other items	1,107	(230)	2,189	(2,752)	2,303	(2,010)
Deferred tax on tax credits	1,643	—	1,028	—	—	—
Tax value of loss carry-forwards recognized	23,405	—	3,939	—	4,645	—

Tax recognized in other comprehensive income
Retirement benefit obligations	148	—	40	—	347	—

Reclassifications	(3,393)	3,393	(2,655)	2,655	(1,922)	1,922

Deferred tax related to acquired intangibles in business combination (2012 LBO)
Intangible assets TFS	—	(8,944)	—	(15,652)	—	(22,360)
Intangible assets TFS KA's and NA's	—	(2,305)	—	(9,219)	—	(16,133)
Intangible assets DCC Acquirers	—	(319)	—	(1,290)	—	(2,261)
Intangible assets Global Blue Trademark	—	(5,374)	—	(5,847)	—	(6,320)
Total	30,592	(19,582)	12,349	(34,564)	10,864	(49,376)

(EUR thousand)	As of March 31
Deferred tax recoverability	2021	2020	2019
Deferred tax assets to be recovered after more than 12 months	29,203	7,690	8,423
Deferred tax assets to be recovered within 12 months	1,389	4,659	2,441
Deferred tax assets	30,592	12,349	10,864
Deferred tax liabilities to be recovered after more than 12 months	16,646	33,672	48,317
Deferred tax liabilities to be recovered within 12 months	2,936	892	1,059
Deferred tax liabilities	19,582	34,564	49,376
The deferred tax assets include an amount of EUR19.1 million which relates to carried-forward tax losses of our Australian, German, Spanish, Swiss, French and Italian subsidiaries, all of which are operating in the Group’s key markets from revenue and profit-generating perspective. These losses were incurred over the last financial year due to the coronavirus pandemic and the resulting travel restrictions which caused a significant reduction in revenues. Based on the latest 5-year forecast, these entities are expected to generate sufficient taxable profit against which the incurred losses can be offset. Therefore, the Group has concluded that the deferred tax assets will be recoverable. The losses can be carried forward indefinitely with the exception of Switzerland, where the expiry of the losses is 7 years.

(EUR thousand)	As of March 31
Expiry of total tax loss carried forward	2021	2020	2019
Expiry within 1 year	—	1,072	1,286
Expiry 1-2 years	19,705	2,320	2,365
Expiry 2-5 years	3,707	105,598	72,129
Expiry after 5 years	113,671	55,197	88,818
No expiration	245,643	56,707	50,439
Total	382,726	220,894	215,037
Out of the EUR382.7 million (EUR220.9 million as of March 31, 2020, EUR215.0 million as of March 31, 2019) total tax loss carried forward, EUR128.6 million (EUR14.5 million as of March 31, 2020, EUR21.6 million as of March 31, 2019) has been recognized as a deferred tax asset, while EUR254.1 million (EUR206.4 million as of March 31, 2020, EUR193.5 million as of March 31, 2019) has not been recognized as it is not probable that future taxable profits, which the Group can utilize the benefits from, will be available. The unused tax losses were mainly incurred in holding entities which are not likely to generate taxable income in the foreseeable future. A large part of the tax losses carried forward, for which no deferred tax has been recognized, either expires after 5 years or has no expiration date. An expiry date schedule is provided below:

(EUR thousand)	As of March 31
Deferred tax assets have not been recognized for the following unused tax losses:	2021	2020	2019
Expiry within 1 year	—	94	195
Expiry 1-2 years	19,668	274	97
Expiry 2-5 years	678	102,271	68,737
Expiry after 5 years	44,337	54,242	82,615
No expiration	189,404	49,496	41,840
Total	254,087	206,377	193,484

The total tax loss carried forward of EUR128.6 million (EUR14.5 million as of March 31, 2020, EUR21.6 million as of March 31, 2019) for which a deferred tax asset has been recognized at March 31, 2021, has resulted in deferred tax assets of EUR23.4 million (EUR3.9 million as of March 31, 2020, EUR4.6 million as of March 31, 2019). The legal entities are allowed to carry these losses forward and deduct them against future taxable profits.